Offerings - Offering: 1	May 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	37,551,391
Proposed Maximum Offering Price per Unit	43.835
Maximum Aggregate Offering Price	$ 1,646,065,224.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 227,321.61
Offering Note	(1) This Registration Statement on Form S-8 (this "Registration Statement") relates to 37,551,391 shares of common stock, par value $0.01 per share ("Common Stock"), of Ally Financial Inc. (the "Registrant") issuable as follows (i) 25,217,502 shares of Common Stock issuable pursuant to the Ally Financial Inc. Incentive Compensation Omnibus Plan (the "2026 ICP") and (ii) 12,333,889 shares of Common Stock issuable pursuant to the Ally Financial Inc. Employee Stock Purchase Plan (the "2026 ESPP" and, together with the 2026 ICP, the "2026 Plans"). Pursuant to Rule 416 under the Securities Act of 1933, as amended, this Registration Statement also covers any additional shares of Common Stock that become issuable under either of the 2026 Plans by reason of any stock dividend, stock split or other similar transaction. (2) This Registration Statement also covers an indeterminate number of additional shares of Common Stock that may be issued pursuant to anti-dilution and other adjustment provisions of the Plan (3) Estimated solely for purposes of calculating the registration fee. This estimate has been computed in accordance with Rules 457(c) and (h)(1) and is calculated based upon the average of the high and low sales prices of the Common Stock on May 8, 2026, as reported on the New York Stock Exchange. (4) Rounded up to the nearest penny.